NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
6,735 shares (cost $224,645)	$303,003
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,098 shares (cost $61,867)	96,437
Forty Portfolio: Service Shares (JACAS)
4,402 shares (cost $148,239)	172,606
Global Technology Portfolio: Service Shares (JAGTS)
5,849 shares (cost $26,372)	50,068
Overseas Portfolio: Service Shares (JAIGS)
2,139 shares (cost $103,195)	67,479
Emerging Markets Debt Portfolio - Class I (MSEM)
1,430 shares (cost $12,440)	11,365
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
670 shares (cost $8,196)	8,529
U.S. Real Estate Portfolio - Class I (MSVRE)
3,162 shares (cost $42,217)	63,659
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
4,003 shares (cost $63,360)	76,706
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,539 shares (cost $18,062)	16,881
NVIT Emerging Markets Fund - Class I (GEM)
3,546 shares (cost $36,634)	39,041
NVIT International Equity Fund - Class I (GIG)
3,021 shares (cost $27,476)	31,117
NVIT Nationwide Fund - Class I (TRF)
7,445 shares (cost $89,005)	108,842
NVIT Government Bond Fund - Class I (GBF)
6,323 shares (cost $74,741)	69,995
American Century NVIT Growth Fund - Class I (CAF)
1,424 shares (cost $21,009)	31,767
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,095 shares (cost $37,896)	54,706
NVIT Mid Cap Index Fund - Class I (MCIF)
4,877 shares (cost $92,120)	122,352
NVIT Money Market Fund - Class I (SAM)
61,000 shares (cost $61,000)	61,000
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
383 shares (cost $3,540)	4,514
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
782 shares (cost $6,334)	9,838
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,126 shares (cost $19,348)	23,629
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,176 shares (cost $137,453)	177,246
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,245 shares (cost $65,593)	76,084
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,610 shares (cost $85,208)	87,643
NVIT Large Cap Growth Fund - Class I (NVOLG1)
15,350 shares (cost $266,656)	349,061
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,608 shares (cost $19,310)	26,726

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP Income & Growth Fund - Class I (ACVIG)
4,608 shares (cost $34,609)	46,583
VP International Fund - Class I (ACVI)
6,694 shares (cost $66,020)	66,802
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,209 shares (cost $41,234)	59,038
Appreciation Portfolio - Initial Shares (DCAP)
184 shares (cost $6,942)	9,123
Quality Bond Fund II - Primary Shares (FQB)
4,352 shares (cost $49,132)	49,701
VIP Equity-Income Portfolio - Service Class (FEIS)
4,564 shares (cost $103,765)	110,355
VIP Growth Portfolio - Service Class (FGS)
3,106 shares (cost $110,262)	196,643
VIP High Income Portfolio - Service Class (FHIS)
11,701 shares (cost $67,406)	64,236
VIP Overseas Portfolio - Service Class (FOS)
1,399 shares (cost $17,910)	26,065
VIP Value Strategies Portfolio - Service Class (FVSS)
904 shares (cost $11,185)	13,709
Guardian Portfolio - I Class Shares (AMGP)
1,313 shares (cost $26,229)	31,619
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2,077 shares (cost $49,044)	50,895
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,156 shares (cost $16,098)	18,940
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,008 shares (cost $59,460)	79,329
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,498 shares (cost $131,580)	184,800
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
726 shares (cost $37,446)	57,204
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
521 shares (cost $7,147)	6,746
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,353 shares (cost $40,536)	34,330
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,442 shares (cost $58,148)	99,337

Total Investments	$3,345,749

Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	6
Accounts Receivable-Emerging Markets Debt Portfolio - Class I (MSEM)	8
Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	3
Accounts Receivable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	13
Accounts Receivable-Guardian Portfolio - I Class Shares (AMGP)	9

Accounts Payable-Appreciation Portfolio - Initial Shares (DCAP)	(6)
Accounts Payable-VIP Value Strategies Portfolio - Service Class (FVSS)	(4)
Accounts Payable-VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(3)
Other Accounts Payable	(151)

$3,345,624

Contract Owners’ Equity:
Accumulation units	3,345,624

Total Contract Owners’ Equity (note 5)	$3,345,624

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	DSIF	DSRG	JACAS	JAGTS	JAIGS	MSEM	MSVMG
Reinvested dividends	$42,732	5,054	941	50	-	4,468	638	-
Mortality and expense risk charges (note 2)	(46,099)	(4,053)	(1,281)	(2,265)	(662)	(1,096)	(162)	(119)

Net investment income (loss)	(3,367)	1,001	(340)	(2,215)	(662)	3,372	476	(119)

Realized gain (loss) on investments	42,050	1,691	450	677	322	(2,077)	(4)	26
Change in unrealized gain (loss) on investments	(47,757)	26,541	3,969	(36,467)	1,031	(17,078)	(391)	(1,016)

Net gain (loss) on investments	(5,707)	28,232	4,419	(35,790)	1,353	(19,155)	(395)	(990)

Reinvested capital gains	189,374	3,295	6,153	49,224	2,944	5,502	88	1,154

Net increase (decrease) in contract owners’ equity resulting from operations	$180,300	32,528	10,232	11,219	3,635	(10,281)	169	45

Investment Activity:	MSVRE	NVAMV1	HIBF	GEM	GIG	TRF	GBF	CAF
Reinvested dividends	$820	1,485	1,051	547	1,241	1,216	1,383	109
Mortality and expense risk charges (note 2)	(805)	(1,019)	(240)	(582)	(454)	(1,453)	(972)	(467)

Net investment income (loss)	15	466	811	(35)	787	(237)	411	(358)

Realized gain (loss) on investments	(496)	395	(35)	110	79	57	(45)	19,122
Change in unrealized gain (loss) on investments	14,405	(1,029)	(590)	(2,934)	(1,449)	10,596	1,747	(15,783)

Net gain (loss) on investments	13,909	(634)	(625)	(2,824)	(1,370)	10,653	1,702	3,339

Reinvested capital gains	-	8,121	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,924	7,953	186	(2,859)	(583)	10,416	2,113	2,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVIDM	MCIF	SAM	NVMLV1	NVMMG1	SCGF	SCVF	SCF
Reinvested dividends	$927	1,263	-	55	-	-	902	130
Mortality and expense risk charges (note 2)	(756)	(1,643)	(703)	(60)	(131)	(315)	(2,429)	(1,102)

Net investment income (loss)	171	(380)	(703)	(5)	(131)	(315)	(1,527)	(972)

Realized gain (loss) on investments	278	413	-	16	63	83	1,312	645
Change in unrealized gain (loss) on investments	1,508	2,775	-	(59)	(852)	(2,670)	(7,313)	(12,374)

Net gain (loss) on investments	1,786	3,188	-	(43)	(789)	(2,587)	(6,001)	(11,729)

Reinvested capital gains	-	6,142	-	421	1,169	3,224	16,554	11,904

Net increase (decrease) in contract owners’ equity resulting from operations	$1,957	8,950	(703)	373	249	322	9,026	(797)

Investment Activity:	MSBF	NVOLG1	EIF	ACVIG	ACVI	DVSCS	DCAP	FQB
Reinvested dividends	$2,761	2,477	454	1,021	1,166	328	163	1,856
Mortality and expense risk charges (note 2)	(1,284)	(4,698)	(360)	(722)	(984)	(796)	(123)	(704)

Net investment income (loss)	1,477	(2,221)	94	299	182	(468)	40	1,152

Realized gain (loss) on investments	3,942	3,811	78	1,420	22	571	14	10
Change in unrealized gain (loss) on investments	(2,965)	(13,917)	1,727	3,591	(5,096)	(1,143)	280	(14)

Net gain (loss) on investments	977	(10,106)	1,805	5,011	(5,074)	(572)	294	(4)

Reinvested capital gains	-	35,429	-	-	-	3,113	229	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,454	23,102	1,899	5,310	(4,892)	2,073	563	1,148

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	AMGP	AMCG	AMTP
Reinvested dividends	$3,007	180	3,768	347	126	138	-	136
Mortality and expense risk charges (note 2)	(1,558)	(2,718)	(916)	(387)	(187)	(424)	(719)	(253)

Net investment income (loss)	1,449	(2,538)	2,852	(40)	(61)	(286)	(719)	(117)

Realized gain (loss) on investments	(399)	3,018	(327)	(7)	17	262	2,201	(83)
Change in unrealized gain (loss) on investments	5,138	17,108	(3,124)	(2,677)	722	(2,592)	(18,655)	1,656

Net gain (loss) on investments	4,739	20,126	(3,451)	(2,684)	739	(2,330)	(16,454)	1,573

Reinvested capital gains	1,526	-	-	7	-	4,833	20,170	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,714	17,588	(599)	(2,717)	678	2,217	2,997	1,456

Investment Activity:	OVGS	OVGI	OVAG	VWEM	VWHA	SVOF
Reinvested dividends	$938	1,457	-	36	39	54
Mortality and expense risk charges (note 2)	(1,178)	(2,472)	(768)	(99)	(607)	(1,373)

Net investment income (loss)	(240)	(1,015)	(768)	(63)	(568)	(1,319)

Realized gain (loss) on investments	1,151	570	1,755	(11)	62	891
Change in unrealized gain (loss) on investments	(3,874)	12,424	1,458	(868)	(8,200)	8,697

Net gain (loss) on investments	(2,723)	12,994	3,213	(879)	(8,138)	9,588

Reinvested capital gains	3,826	3,522	-	824	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$863	15,501	2,445	(118)	(8,706)	8,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		DSIF		DSRG		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,367)	(2,630)	1,001	1,094	(340)	(129)	(2,215)	(1,148)
Realized gain (loss) on investments	42,050	15,008	1,691	(34)	450	1,574	677	676
Change in unrealized gain (loss) on investments	(47,757)	610,395	26,541	60,025	3,969	20,438	(36,467)	36,813
Reinvested capital gains	189,374	19,322	3,295	2,599	6,153	-	49,224	-

Net increase (decrease) in contract owners’ equity resulting from operations	180,300	642,095	32,528	63,684	10,232	21,883	11,219	36,341

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,097	-	-	-	-	-	-
Transfers between funds	-	-	(9)	3,093	-	(4,493)	-	-
Redemptions (note 3)	(84,475)	(61,656)	(6,418)	(276)	-	-	-	-
Adjustments to maintain reserves	(172)	(152)	5	(5)	(5)	(16)	(4)	(8)

Net equity transactions	(84,647)	(53,711)	(6,422)	2,812	(5)	(4,509)	(4)	(8)

Net change in contract owners’ equity	95,653	588,384	26,106	66,496	10,227	17,374	11,215	36,333
Contract owners’ equity beginning of period	3,249,971	2,661,587	276,901	210,405	86,200	68,826	161,386	125,053

Contract owners’ equity end of period	$3,345,624	3,249,971	303,007	276,901	96,427	86,200	172,601	161,386

CHANGES IN UNITS:
Beginning units	230,392	235,372	20,428	20,207	5,776	6,109	9,926	9,926
Units purchased	7,366	7,204	-	436	-	-	-	-
Units redeemed	(14,008)	(12,184)	(440)	(215)	-	(333)	-	-

Ending units	223,750	230,392	19,988	20,428	5,776	5,776	9,926	9,926

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		MSEM		MSVMG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(662)	(556)	3,372	1,437	476	318	(119)	(79)
Realized gain (loss) on investments	322	489	(2,077)	(3,811)	(4)	2	26	(2)
Change in unrealized gain (loss) on investments	1,031	11,768	(17,078)	11,982	(391)	(1,701)	(1,016)	2,240
Reinvested capital gains	2,944	-	5,502	-	88	143	1,154	173

Net increase (decrease) in contract owners’ equity resulting from operations	3,635	11,701	(10,281)	9,608	169	(1,238)	45	2,332

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	(758)	-	(9,451)	-	2,974	-	-
Redemptions (note 3)	-	-	(4,672)	(487)	-	-	(279)	(241)
Adjustments to maintain reserves	(5)	(13)	(5)	(1)	(3)	(5)	(11)	7

Net equity transactions	(5)	(771)	(4,677)	(9,939)	(3)	2,969	(290)	(234)

Net change in contract owners’ equity	3,630	10,930	(14,958)	(331)	166	1,731	(245)	2,098
Contract owners’ equity beginning of period	46,431	35,501	82,436	82,767	11,191	9,460	8,771	6,673

Contract owners’ equity end of period	$50,061	46,431	67,478	82,436	11,357	11,191	8,526	8,771

CHANGES IN UNITS:
Beginning units	2,607	2,661	7,599	8,597	831	632	512	528
Units purchased	-	-	-	-	-	199	-	-
Units redeemed	-	(54)	(422)	(998)	-	-	(17)	(16)

Ending units	2,607	2,607	7,177	7,599	831	831	495	512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVRE		NVAMV1		HIBF		GEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$15	(170)	466	413	811	855	(35)	(200)
Realized gain (loss) on investments	(496)	(603)	395	1,943	(35)	(28)	110	2,482
Change in unrealized gain (loss) on investments	14,405	1,096	(1,029)	11,147	(590)	56	(2,934)	(3,746)
Reinvested capital gains	-	-	8,121	1,333	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,924	323	7,953	14,836	186	883	(2,859)	(1,464)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	12	748	-	21,174	-	-	-	725
Redemptions (note 3)	(289)	(261)	(324)	(6,647)	-	-	-	(15,649)
Adjustments to maintain reserves	(1)	4	-	6	-	(1)	(3)	(6)

Net equity transactions	(278)	491	(324)	14,533	-	(1)	(3)	(14,930)

Net change in contract owners’ equity	13,646	814	7,629	29,369	186	882	(2,862)	(16,394)
Contract owners’ equity beginning of period	50,015	49,201	69,083	39,714	16,699	15,817	41,901	58,295

Contract owners’ equity end of period	$63,661	50,015	76,712	69,083	16,885	16,699	39,039	41,901

CHANGES IN UNITS:
Beginning units	5,133	5,081	3,400	2,542	1,181	1,181	4,361	6,027
Units purchased	1	77	-	1,193	-	-	-	82
Units redeemed	(26)	(25)	(15)	(335)	-	-	-	(1,748)

Ending units	5,108	5,133	3,385	3,400	1,181	1,181	4,361	4,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG		TRF		GBF		CAF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$787	(223)	(237)	(50)	411	412	(358)	(542)
Realized gain (loss) on investments	79	36	57	(594)	(45)	319	19,122	336
Change in unrealized gain (loss) on investments	(1,449)	4,419	10,596	23,172	1,747	(5,510)	(15,783)	19,004
Reinvested capital gains	-	-	-	-	-	810	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(583)	4,232	10,416	22,528	2,113	(3,969)	2,981	18,798

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	3,384	(5)	(2,449)	-	(20,178)	(57,312)	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	(7)	(12)	-	(5)	(4)	(1)	(5)

Net equity transactions	(1)	3,377	(17)	(2,449)	(5)	(20,182)	(57,313)	(5)

Net change in contract owners’ equity	(584)	7,609	10,399	20,079	2,108	(24,151)	(54,332)	18,793
Contract owners’ equity beginning of period	31,698	24,089	98,437	78,358	67,888	92,039	86,095	67,302

Contract owners’ equity end of period	$31,114	31,698	108,836	98,437	69,996	67,888	31,763	86,095

CHANGES IN UNITS:
Beginning units	2,828	2,497	8,003	8,235	5,698	7,308	5,564	5,564
Units purchased	-	331	-	-	-	-	-	-
Units redeemed	-	-	(1)	(232)	-	(1,610)	(3,694)	-

Ending units	2,828	2,828	8,002	8,003	5,698	5,698	1,870	5,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDM		MCIF		SAM		NVMLV1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$171	151	(380)	(263)	(703)	(815)	(5)	2
Realized gain (loss) on investments	278	219	413	230	-	-	16	9
Change in unrealized gain (loss) on investments	1,508	6,507	2,775	24,364	-	-	(59)	847
Reinvested capital gains	-	-	6,142	2,632	-	-	421	184

Net increase (decrease) in contract owners’ equity resulting from operations	1,957	6,877	8,950	26,963	(703)	(815)	373	1,042

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	8,097	-	-
Transfers between funds	12	11	-	-	14,848	(11,000)	-	-
Redemptions (note 3)	-	-	-	-	-	(8,097)	-	-
Adjustments to maintain reserves	(13)	3	(3)	(4)	3	2	(1)	(2)

Net equity transactions	(1)	14	(3)	(4)	14,851	(10,998)	(1)	(2)

Net change in contract owners’ equity	1,956	6,891	8,947	26,959	14,148	(11,813)	372	1,040
Contract owners’ equity beginning of period	52,743	45,852	113,406	86,447	46,855	58,668	4,141	3,101

Contract owners’ equity end of period	$54,699	52,743	122,353	113,406	61,003	46,855	4,513	4,141

CHANGES IN UNITS:
Beginning units	3,267	3,266	6,989	6,989	4,834	5,968	276	276
Units purchased	-	1	-	-	1,549	829	-	-
Units redeemed	-	-	-	-	-	(1,963)	-	-

Ending units	3,267	3,267	6,989	6,989	6,383	4,834	276	276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMG1		SCGF		SCVF		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(131)	(114)	(315)	(275)	(1,527)	(826)	(972)	(1,058)
Realized gain (loss) on investments	63	54	83	60	1,312	262	645	355
Change in unrealized gain (loss) on investments	(852)	2,039	(2,670)	6,055	(7,313)	47,811	(12,374)	27,945
Reinvested capital gains	1,169	614	3,224	1,089	16,554	-	11,904	-

Net increase (decrease) in contract owners’ equity resulting from operations	249	2,593	322	6,929	9,026	47,247	(797)	27,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(5,761)	4,057	-	(6,339)
Redemptions (note 3)	-	-	-	-	-	-	(14,407)	-
Adjustments to maintain reserves	(2)	(6)	(2)	(4)	(8)	(8)	4	(13)

Net equity transactions	(2)	(6)	(2)	(4)	(5,769)	4,049	(14,403)	(6,352)

Net change in contract owners’ equity	247	2,587	320	6,925	3,257	51,296	(15,200)	20,890
Contract owners’ equity beginning of period	9,578	6,991	23,308	16,383	173,980	122,684	91,284	70,394

Contract owners’ equity end of period	$9,825	9,578	23,628	23,308	177,237	173,980	76,084	91,284

CHANGES IN UNITS:
Beginning units	425	425	1,671	1,671	11,849	11,567	6,148	6,587
Units purchased	-	-	-	-	-	284	-	-
Units redeemed	-	-	-	-	(410)	(2)	(993)	(439)

Ending units	425	425	1,671	1,671	11,439	11,849	5,155	6,148

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSBF		NVOLG1		EIF		ACVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,477	2,846	(2,221)	(1,621)	94	(306)	299	363
Realized gain (loss) on investments	3,942	(786)	3,811	9,961	78	23	1,420	(35)
Change in unrealized gain (loss) on investments	(2,965)	(5,620)	(13,917)	68,537	1,727	6,550	3,591	11,707
Reinvested capital gains	-	-	35,429	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,454	(3,560)	23,102	76,877	1,899	6,267	5,310	12,035

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(45,178)	25	57,312	(10,091)	-	-	(2,712)	4,992
Redemptions (note 3)	(500)	(8,413)	(13,538)	(7,328)	-	-	(8,184)	-
Adjustments to maintain reserves	(9)	(3)	-	(12)	(2)	(1)	(10)	(1)

Net equity transactions	(45,687)	(8,391)	43,774	(17,431)	(2)	(1)	(10,906)	4,991

Net change in contract owners’ equity	(43,233)	(11,951)	66,876	59,446	1,897	6,266	(5,596)	17,026
Contract owners’ equity beginning of period	130,874	142,825	282,181	222,735	24,834	18,568	52,170	35,144

Contract owners’ equity end of period	$87,641	130,874	349,057	282,181	26,731	24,834	46,574	52,170

CHANGES IN UNITS:
Beginning units	10,369	11,032	13,371	14,226	1,912	1,912	4,047	3,651
Units purchased	1	2	2,686	1,239	-	-	-	396
Units redeemed	(3,591)	(665)	(639)	(2,094)	-	-	(790)	-

Ending units	6,779	10,369	15,418	13,371	1,912	1,912	3,257	4,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI		DVSCS		DCAP		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$182	174	(468)	(175)	40	44	1,152	964
Realized gain (loss) on investments	22	(51)	571	(118)	14	2	10	9
Change in unrealized gain (loss) on investments	(5,096)	12,177	(1,143)	15,486	280	1,326	(14)	(862)
Reinvested capital gains	-	-	3,113	624	229	18	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,892)	12,300	2,073	15,817	563	1,390	1,148	111

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	1,934	-	-	-	12,085
Redemptions (note 3)	-	-	(661)	(568)	-	-	(481)	(471)
Adjustments to maintain reserves	(5)	(5)	(7)	(1)	1	2	(1)	(2)

Net equity transactions	(5)	(5)	(668)	1,365	1	2	(482)	11,612

Net change in contract owners’ equity	(4,897)	12,295	1,405	17,182	564	1,392	666	11,723
Contract owners’ equity beginning of period	71,698	59,403	57,633	40,451	8,565	7,173	49,031	37,308

Contract owners’ equity end of period	$66,801	71,698	59,038	57,633	9,129	8,565	49,697	49,031

CHANGES IN UNITS:
Beginning units	6,199	6,199	3,589	3,495	606	606	3,748	2,841
Units purchased	-	-	-	136	-	-	-	943
Units redeemed	-	-	(42)	(42)	-	-	(36)	(36)

Ending units	6,199	6,199	3,547	3,589	606	606	3,712	3,748

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEIS		FGS		FHIS		FOS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,449	1,051	(2,538)	(1,842)	2,852	1,127	(40)	(23)
Realized gain (loss) on investments	(399)	(196)	3,018	710	(327)	(452)	(7)	(81)
Change in unrealized gain (loss) on investments	5,138	14,957	17,108	46,281	(3,124)	409	(2,677)	6,916
Reinvested capital gains	1,526	6,731	-	108	-	-	7	107

Net increase (decrease) in contract owners’ equity resulting from operations	7,714	22,543	17,588	45,257	(599)	1,084	(2,717)	6,919

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(3,853)	7,003	42,650	5,000	-	-
Redemptions (note 3)	(5,845)	-	(661)	(535)	-	(8,816)	-	(2,674)
Adjustments to maintain reserves	(7)	(5)	(9)	(7)	(10)	6	(2)	(3)

Net equity transactions	(5,852)	(5)	(4,523)	6,461	42,640	(3,810)	(2)	(2,677)

Net change in contract owners’ equity	1,862	22,538	13,065	51,718	42,041	(2,726)	(2,719)	4,242
Contract owners’ equity beginning of period	108,493	85,955	183,570	131,852	22,189	24,915	28,781	24,539

Contract owners’ equity end of period	$110,355	108,493	196,635	183,570	64,230	22,189	26,062	28,781

CHANGES IN UNITS:
Beginning units	9,090	9,090	12,208	11,776	1,551	1,818	2,613	2,864
Units purchased	-	-	-	474	3,129	351	-	-
Units redeemed	(459)	-	(280)	(42)	(175)	(618)	-	(251)

Ending units	8,631	9,090	11,928	12,208	4,505	1,551	2,613	2,613

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		AMGP		AMCG		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(61)	(64)	(286)	(153)	(719)	(670)	(117)	(34)
Realized gain (loss) on investments	17	(8)	262	162	2,201	1,253	(83)	(120)
Change in unrealized gain (loss) on investments	722	2,973	(2,592)	6,776	(18,655)	12,123	1,656	4,118
Reinvested capital gains	-	-	4,833	1,384	20,170	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	678	2,901	2,217	8,169	2,997	12,706	1,456	3,964

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	(2,803)	-	-
Redemptions (note 3)	-	-	(625)	(532)	(4,356)	-	-	-
Adjustments to maintain reserves	-	(1)	(3)	(11)	(1)	(2)	(2)	(3)

Net equity transactions	-	(1)	(628)	(543)	(4,357)	(2,805)	(2)	(3)

Net change in contract owners’ equity	678	2,900	1,589	7,626	(1,360)	9,901	1,454	3,961
Contract owners’ equity beginning of period	13,035	10,135	30,021	22,395	52,256	42,355	17,480	13,519

Contract owners’ equity end of period	$13,713	13,035	31,610	30,021	50,896	52,256	18,934	17,480

CHANGES IN UNITS:
Beginning units	929	929	2,093	2,137	3,276	3,472	1,484	1,484
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(43)	(44)	(268)	(196)	-	-

Ending units	929	929	2,050	2,093	3,008	3,276	1,484	1,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGI		OVAG		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(240)	(26)	(1,015)	(459)	(768)	(716)	(63)	8
Realized gain (loss) on investments	1,151	(14)	570	197	1,755	624	(11)	3
Change in unrealized gain (loss) on investments	(3,874)	18,413	12,424	39,266	1,458	15,375	(868)	672
Reinvested capital gains	3,826	-	3,522	-	-	-	824	-

Net increase (decrease) in contract owners’ equity resulting from operations	863	18,373	15,501	39,004	2,445	15,283	(118)	683

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(4)	(18)	-	-	-	375	-	-
Redemptions (note 3)	(11,852)	-	-	-	(4,604)	-	(233)	(217)
Adjustments to maintain reserves	(11)	2	(4)	(6)	(10)	(5)	(4)	9

Net equity transactions	(11,867)	(16)	(4)	(6)	(4,614)	370	(237)	(208)

Net change in contract owners’ equity	(11,004)	18,357	15,497	38,998	(2,169)	15,653	(355)	475
Contract owners’ equity beginning of period	90,326	71,969	169,297	130,299	59,365	43,712	7,104	6,629

Contract owners’ equity end of period	$79,322	90,326	184,794	169,297	57,196	59,365	6,749	7,104

CHANGES IN UNITS:
Beginning units	6,844	6,845	12,658	12,658	4,483	4,426	554	571
Units purchased	-	-	-	-	-	231	-	-
Units redeemed	(885)	(1)	-	-	(342)	(174)	(18)	(17)

Ending units	5,959	6,844	12,658	12,658	4,141	4,483	536	554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		SVOF
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(568)	(302)	(1,319)	(1,050)
Realized gain (loss) on investments	62	6	891	(55)
Change in unrealized gain (loss) on investments	(8,200)	3,097	8,697	22,947
Reinvested capital gains	-	773	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,706)	3,574	8,269	21,842

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-
Transfers between funds	-	-	-	-
Redemptions (note 3)	(201)	(190)	(6,345)	(254)
Adjustments to maintain reserves	(2)	(16)	(1)	(1)

Net equity transactions	(203)	(206)	(6,346)	(255)

Net change in contract owners’ equity	(8,909)	3,368	1,923	21,587
Contract owners’ equity beginning of period	43,232	39,864	97,409	75,822

Contract owners’ equity end of period	$34,323	43,232	99,332	97,409

CHANGES IN UNITS:
Beginning units	3,027	3,042	6,435	6,454
Units purchased	-	-	-	-
Units redeemed	(14)	(15)	(408)	(19)

Ending units	3,013	3,027	6,027	6,435

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

* At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $0 and $0 respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

For guaranteed minimum death benefits, the Company contributed $0 and $8,097 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$3,345,749	$—	$—	$3,345,749

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2014 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$8,349	$10,482
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	7,094	1,283
Forty Portfolio: Service Shares (JACAS)	49,274	2,268
Global Technology Portfolio: Service Shares (JAGTS)	2,944	664
Overseas Portfolio: Service Shares (JAIGS)	9,970	5,769
Emerging Markets Debt Portfolio - Class I (MSEM)	725	164
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	1,154	400
U.S. Real Estate Portfolio - Class I (MSVRE)	826	1,088
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	9,606	1,345
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,051	241
NVIT Emerging Markets Fund - Class I (GEM)	547	585
NVIT International Equity Fund - Class I (GIG)	1,241	455
NVIT Nationwide Fund - Class I (TRF)	1,216	1,460
NVIT Government Bond Fund - Class I (GBF)	1,383	974
American Century NVIT Growth Fund - Class I (CAF)	109	57,781
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	932	751
NVIT Mid Cap Index Fund - Class I (MCIF)	7,405	1,645
NVIT Money Market Fund - Class I (SAM)	14,846	703
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	475	61
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,169	132
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,224	316
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	17,456	8,192
NVIT Multi-Manager Small Company Fund - Class I (SCF)	12,033	15,512
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,776	46,979
NVIT Large Cap Growth Fund - Class I (NVOLG1)	87,722	10,743
Invesco NVIT Comstock Value Fund - Class I (EIF)	454	361
VP Income & Growth Fund - Class I (ACVIG)	1,021	11,620
VP International Fund - Class I (ACVI)	1,166	986
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	3,441	1,458
Appreciation Portfolio - Initial Shares (DCAP)	394	122
Quality Bond Fund II - Primary Shares (FQB)	1,856	1,186
VIP Equity-Income Portfolio - Service Class (FEIS)	4,533	7,406
VIP Growth Portfolio - Service Class (FGS)	180	7,235
VIP High Income Portfolio - Service Class (FHIS)	48,970	3,469
VIP Overseas Portfolio - Service Class (FOS)	354	388
VIP Value Strategies Portfolio - Service Class (FVSS)	126	189
Guardian Portfolio - I Class Shares (AMGP)	4,971	1,050
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,170	5,075
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	136	255
Global Securities Fund/VA - Non-Service Shares (OVGS)	4,764	13,036
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	4,979	2,475
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	-	5,376
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	860	333
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	39	810
Advantage VT Opportunity Fund - Class 2 (SVOF)	54	7,719

Total	$341,995	$240,545

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	1.40%	19,988	$15.159424	$303,007	1.75%	11.84%
2013	1.40%	20,428	13.554984	276,901	1.86%	30.18%
2012	1.40%	20,207	10.412482	210,405	2.06%	14.11%
2011	1.40%	19,666	9.124648	179,445	1.84%	0.45%
2010	1.40%	18,898	9.083386	171,658	1.84%	13.23%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	1.40%	5,776	16.694487	96,427	1.03%	11.86%
2013	1.40%	5,776	14.923857	86,200	1.25%	32.46%
2012	1.40%	6,109	11.266345	68,826	0.79%	10.40%
2011	1.40%	6,109	10.204694	62,340	0.87%	-0.51%
2010	1.40%	6,109	10.256851	62,659	0.85%	13.21%
Forty Portfolio: Service Shares (JACAS)
2014	1.40%	9,926	17.388820	172,601	0.03%	6.95%
2013	1.40%	9,926	16.258955	161,386	0.59%	29.05%
2012	1.40%	9,926	12.598541	125,053	0.58%	22.12%
2011	1.40%	10,437	10.316464	107,673	0.24%	-8.24%
2010	1.40%	13,164	11.243116	148,004	0.20%	4.99%
Global Technology Portfolio: Service Shares (JAGTS)
2014	1.40%	2,607	19.202355	50,061	0.00%	7.82%
2013	1.40%	2,607	17.810176	46,431	0.00%	33.50%
2012	1.40%	2,661	13.341337	35,501	0.00%	17.48%
2011	1.40%	2,706	11.356514	30,731	0.00%	-9.93%
2010	1.40%	2,724	12.609119	34,347	0.00%	22.66%
Overseas Portfolio: Service Shares (JAIGS)
2014	1.40%	7,177	9.401969	67,478	5.75%	-13.33%
2013	1.40%	7,599	10.848291	82,436	3.16%	12.68%
2012	1.40%	8,597	9.627372	82,767	0.62%	11.59%
2011	1.40%	9,093	8.627257	78,448	0.37%	-33.28%
2010	1.40%	8,810	12.931401	113,926	0.54%	23.27%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	1.40%	831	13.667237	11,357	5.47%	1.49%
2013	1.40%	831	13.467048	11,191	4.42%	-10.03%
2012	1.40%	632	14.967953	9,460	3.90%	16.31%
2011	1.40%	172	12.869445	2,214	3.58%	5.54%
2010	1.40%	172	12.194078	2,097	4.10%	8.21%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-Class I (MSVMG)
2014	1.40%	495	17.224070	8,526	0.00%	0.54%
2013	1.40%	512	17.131533	8,771	0.37%	35.56%
2012	1.40%	528	12.637320	6,673	0.00%	7.17%
2011	1.40%	547	11.792360	6,450	0.32%	-8.42%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	1.40%	5,108	12.462990	63,661	1.44%	27.91%
2013	1.40%	5,133	9.743798	50,015	1.09%	0.62%
2012	1.40%	5,081	9.683282	49,201	0.86%	14.21%
2011	1.40%	5,112	8.478448	43,342	0.84%	4.44%
2010	1.40%	4,253	8.118006	34,526	2.16%	28.14%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	1.40%	3,385	22.662300	76,712	2.04%	11.54%
2013	1.40%	3,400	20.318544	69,083	2.11%	30.05%
2012	1.40%	2,542	15.623287	39,714	0.88%	13.05%
2011	1.40%	3,182	13.819345	43,973	1.60%	-0.76%
2010	1.40%	5,654	13.925107	78,733	0.15%	11.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	1.40%	1,181	$14.297175	$16,885	6.15%	1.11%
2013	1.40%	1,181	14.139567	16,699	6.65%	5.57%
2012	1.40%	1,181	13.393134	15,817	6.44%	12.95%
2011	1.40%	1,705	11.857667	20,217	8.27%	2.37%
2010	1.40%	1,705	11.583414	19,750	8.68%	11.57%
NVIT Emerging Markets Fund - Class I (GEM)
2014	1.40%	4,361	8.951872	39,039	1.32%	-6.83%
2013	1.40%	4,361	9.608060	41,901	0.99%	-0.66%
2012	1.40%	6,027	9.672369	58,295	0.56%	15.57%
2011	1.40%	6,927	8.369056	57,972	0.58%	-23.46%
2010	1.40%	11,670	10.934270	127,603	0.06%	14.55%
NVIT International Equity Fund - Class I (GIG)
2014	1.40%	2,828	11.001968	31,114	3.84%	-1.84%
2013	1.40%	2,828	11.208454	31,698	0.58%	16.18%
2012	1.40%	2,497	9.647189	24,089	0.80%	13.99%
2011	1.40%	3,247	8.463495	27,481	1.10%	-11.03%
2010	1.40%	3,953	9.512319	37,602	1.05%	11.71%
NVIT Nationwide Fund - Class I (TRF)
2014	1.40%	8,002	13.601116	108,836	1.17%	10.58%
2013	1.40%	8,003	12.300032	98,437	1.35%	29.27%
2012	1.40%	8,235	9.515210	78,358	1.45%	12.61%
2011	1.40%	8,475	8.449558	71,610	1.16%	-0.88%
2010	1.40%	8,475	8.524200	72,243	1.02%	11.86%
NVIT Government Bond Fund - Class I (GBF)
2014	1.40%	5,698	12.284324	69,996	2.00%	3.11%
2013	1.40%	5,698	11.914370	67,888	1.97%	-5.40%
2012	1.40%	7,308	12.594306	92,039	2.14%	1.61%
2011	1.40%	6,514	12.394679	80,739	2.94%	5.76%
2010	1.40%	6,843	11.719889	80,199	2.91%	3.31%
American Century NVIT Growth Fund - Class I (CAF)
2014	1.40%	1,870	16.985598	31,763	0.32%	9.77%
2013	1.40%	5,564	15.473661	86,095	0.69%	27.92%
2012	1.40%	5,564	12.095946	67,302	0.57%	12.42%
2011	1.40%	5,564	10.759428	59,865	0.76%	-2.08%
2010	1.40%	1,870	10.987759	20,547	0.53%	17.58%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	1.40%	3,267	16.742949	54,699	1.72%	3.71%
2013	1.40%	3,267	16.144224	52,743	1.72%	14.99%
2012	1.40%	3,266	14.039080	45,852	1.77%	9.26%
2011	1.40%	3,082	12.849590	39,602	2.06%	-1.44%
2010	1.40%	4,375	13.036938	57,037	1.89%	9.36%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	1.40%	6,989	17.506443	122,353	1.08%	7.89%
2013	1.40%	6,989	16.226419	113,406	1.15%	31.19%
2012	1.40%	6,989	12.369005	86,447	1.05%	15.82%
2011	1.40%	7,749	10.679078	82,752	0.79%	-3.91%
2010	1.40%	6,328	11.113156	70,324	1.25%	24.44%
NVIT Money Market Fund - Class I (SAM)
2014	1.40%	6,383	9.557087	61,003	0.00%	-1.40%
2013	1.40%	4,834	9.692780	46,855	0.00%	-1.40%
2012	1.40%	5,968	9.830407	58,668	0.00%	-1.40%
2011	1.40%	8,185	9.970366	81,607	0.00%	-1.40%
2010	1.40%	11,251	10.111527	113,765	0.00%	-1.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	1.40%	276	$16.349912	$4,513	1.26%	8.97%
2013	1.40%	276	15.003932	4,141	1.43%	33.54%
2012	1.40%	276	11.235257	3,101	1.23%	16.16%
2011	1.40%	779	9.672458	7,535	1.25%	-7.15%
2010	1.40%	779	10.416860	8,115	1.11%	4.17%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.40%	425	23.117297	9,825	0.00%	2.58%
2013	1.40%	425	22.536214	9,578	0.00%	37.00%
2012	1.40%	425	16.449710	6,991	0.00%	13.29%
2011	1.40%	847	14.519794	12,298	0.00%	-5.57%
2010	1.40%	855	15.375881	13,146	0.00%	25.04%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	1.40%	1,671	14.139859	23,628	0.00%	1.37%
2013	1.40%	1,671	13.948458	23,308	0.00%	42.27%
2012	1.40%	1,671	9.804136	16,383	0.00%	11.85%
2011	1.40%	1,671	8.765748	14,648	0.00%	-2.04%
2010	1.40%	1,734	8.947970	15,516	0.00%	23.69%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	1.40%	11,439	15.494131	177,237	0.52%	5.52%
2013	1.40%	11,849	14.683071	173,980	0.85%	38.44%
2012	1.40%	11,567	10.606407	122,684	0.87%	18.76%
2011	1.40%	11,700	8.931301	104,496	0.41%	-6.40%
2010	1.40%	14,050	9.541674	134,061	0.59%	24.83%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	1.40%	5,155	14.759247	76,084	0.16%	-0.60%
2013	1.40%	6,148	14.847790	91,284	0.14%	38.94%
2012	1.40%	6,587	10.686851	70,394	0.16%	13.88%
2011	1.40%	7,253	9.384155	68,063	0.53%	-6.88%
2010	1.40%	7,627	10.077345	76,860	0.28%	23.57%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	1.40%	6,779	12.928267	87,641	3.00%	2.43%
2013	1.40%	10,369	12.621646	130,874	3.44%	-2.51%
2012	1.40%	11,032	12.946439	142,825	2.62%	10.67%
2011	1.40%	8,963	11.697744	104,847	4.38%	4.07%
2010	1.40%	7,686	11.239853	86,390	6.09%	9.04%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	1.40%	15,418	22.639583	349,057	0.74%	7.28%
2013	1.40%	13,371	21.103926	282,181	0.78%	34.79%
2012	1.40%	14,226	15.656863	222,735	0.72%	17.02%
2011	1.40%	15,217	13.379633	203,598	0.69%	-3.60%
2010	1.40%	16,572	13.879239	230,007	0.00%	7.28%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	1.40%	1,912	13.980562	26,731	1.76%	7.64%
2013	1.40%	1,912	12.988278	24,834	0.00%	33.74%
2012	1.40%	1,912	9.711442	18,568	1.08%	16.80%
2011	1.40%	4,059	8.314426	33,748	1.33%	-3.69%
2010	1.40%	4,059	8.632975	35,041	1.53%	14.15%
VP Income & Growth Fund - Class I (ACVIG)
2014	1.40%	3,257	14.299800	46,574	1.98%	10.93%
2013	1.40%	4,047	12.891007	52,170	2.28%	33.92%
2012	1.40%	3,651	9.625847	35,144	2.11%	13.13%
2011	1.40%	4,159	8.508323	35,386	1.55%	1.67%
2010	1.40%	4,346	8.368449	36,369	1.52%	12.55%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2014	1.40%	6,199	$10.776133	$66,801	1.66%	-6.83%
2013	1.40%	6,199	11.566074	71,698	1.68%	20.70%
2012	1.40%	6,199	9.582681	59,403	0.85%	19.46%
2011	1.40%	6,603	8.021542	52,966	1.36%	-13.27%
2010	1.40%	6,738	9.249067	62,320	2.30%	11.71%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	1.40%	3,547	16.644417	59,038	0.58%	3.65%
2013	1.40%	3,589	16.058318	57,633	1.05%	38.75%
2012	1.40%	3,495	11.573930	40,451	0.44%	14.12%
2011	1.40%	3,542	10.142098	35,923	0.48%	-0.84%
2010	1.40%	611	10.228250	6,249	0.57%	24.07%
Appreciation Portfolio - Initial Shares (DCAP)
2014	1.40%	606	15.064020	9,129	1.85%	6.58%
2013	1.40%	606	14.134218	8,565	1.96%	19.41%
2012	1.40%	606	11.836857	7,173	3.65%	8.88%
2011	1.40%	606	10.871390	6,588	2.08%	7.49%
2010	1.40%	1,161	10.113931	11,742	2.15%	13.70%
Quality Bond Fund II - Primary Shares (FQB)
2014	1.40%	3,712	13.388158	49,697	3.71%	2.34%
2013	1.40%	3,748	13.082031	49,031	3.71%	-0.38%
2012	1.40%	2,841	13.131874	37,308	3.44%	8.18%
2011	1.40%	7,945	12.138662	96,442	3.85%	0.84%
2010	1.40%	3,327	12.037012	40,047	4.89%	6.99%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	1.40%	8,631	12.785903	110,355	2.71%	7.13%
2013	1.40%	9,090	11.935429	108,493	2.48%	26.22%
2012	1.40%	9,090	9.456015	85,955	2.86%	15.54%
2011	1.40%	10,444	8.183951	85,473	2.36%	-0.55%
2010	1.40%	11,236	8.229238	92,464	1.80%	13.48%
VIP Growth Portfolio - Service Class (FGS)
2014	1.40%	11,928	16.485194	196,635	0.09%	9.63%
2013	1.40%	12,208	15.036897	183,570	0.20%	34.30%
2012	1.40%	11,776	11.196695	131,852	0.51%	12.94%
2011	1.40%	11,823	9.914005	117,213	0.26%	-1.26%
2010	1.40%	11,231	10.040301	112,763	0.17%	22.32%
VIP High Income Portfolio - Service Class (FHIS)
2014	1.40%	4,505	14.257551	64,230	5.86%	-0.34%
2013	1.40%	1,551	14.306260	22,189	5.90%	4.39%
2012	1.40%	1,818	13.704405	24,915	5.85%	12.59%
2011	1.40%	1,818	12.171583	22,128	6.85%	2.47%
2010	1.40%	1,818	11.877703	21,594	7.08%	12.20%
VIP Overseas Portfolio - Service Class (FOS)
2014	1.40%	2,613	9.974134	26,062	1.26%	-9.45%
2013	1.40%	2,613	11.014674	28,781	1.33%	28.55%
2012	1.40%	2,864	8.568248	24,539	1.46%	18.85%
2011	1.40%	5,100	7.209291	36,767	1.29%	-18.39%
2010	1.40%	5,139	8.833318	45,394	1.36%	11.41%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	1.40%	929	14.760952	13,713	0.94%	5.20%
2013	1.40%	929	14.031508	13,035	0.85%	28.62%
2012	1.40%	929	10.909295	10,135	0.52%	25.32%
2011	1.40%	929	8.705292	8,087	0.91%	-10.12%
2010	1.40%	929	9.685692	8,998	0.46%	24.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2014	1.40%	2,050	$15.419705	$31,610	0.45%	7.50%
2013	1.40%	2,093	14.343716	30,021	0.83%	36.87%
2012	1.40%	2,137	10.479589	22,395	0.28%	11.14%
2011	1.40%	2,186	9.428810	20,611	0.49%	-4.30%
2010	1.40%	758	9.852081	7,468	0.44%	17.35%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	1.40%	3,008	16.920173	50,896	0.00%	6.08%
2013	1.40%	3,276	15.951131	52,256	0.00%	30.76%
2012	1.40%	3,472	12.199074	42,355	0.00%	10.84%
2011	1.40%	5,043	11.006395	55,505	0.00%	-0.93%
2010	1.40%	4,059	11.109691	45,094	0.00%	27.29%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	1.40%	1,484	12.758629	18,934	0.75%	8.31%
2013	1.40%	1,484	11.779250	17,480	1.19%	29.30%
2012	1.40%	1,484	9.109935	13,519	0.42%	14.96%
2011	1.40%	2,042	7.924237	16,181	0.00%	-12.60%
2010	1.40%	2,042	9.066316	18,513	0.70%	14.05%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	1.40%	5,959	13.311366	79,322	1.11%	0.86%
2013	1.40%	6,844	13.197851	90,326	1.38%	25.53%
2012	1.40%	6,845	10.514097	71,969	2.31%	19.56%
2011	1.40%	7,156	8.793728	62,928	1.29%	-9.57%
2010	1.40%	7,738	9.724555	75,249	1.41%	14.34%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	1.40%	12,658	14.598981	184,794	0.83%	9.15%
2013	1.40%	12,658	13.374726	169,297	1.10%	29.93%
2012	1.40%	12,658	10.293843	130,299	0.97%	15.23%
2011	1.40%	13,136	8.933171	117,346	0.82%	-1.41%
2010	1.40%	14,693	9.061055	133,134	1.08%	14.48%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	1.40%	4,141	13.812089	57,196	0.00%	4.30%
2013	1.40%	4,483	13.242255	59,365	0.01%	34.08%
2012	1.40%	4,426	9.876279	43,712	0.00%	14.81%
2011	1.40%	4,426	8.602052	38,073	0.00%	-0.32%
2010	1.40%	4,426	8.629392	38,194	0.00%	25.68%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	1.40%	536	12.591291	6,749	0.51%	-1.81%
2013	1.40%	554	12.823294	7,104	1.50%	10.45%
2012	1.40%	571	11.609825	6,629	0.00%	27.99%
2011	1.40%	592	9.071087	5,370	1.04%	-26.78%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	1.40%	3,013	11.391738	34,323	0.09%	-20.24%
2013	1.40%	3,027	14.282033	43,232	0.66%	8.99%
2012	1.40%	3,042	13.104411	39,864	0.62%	1.94%
2011	1.40%	3,058	12.855627	39,313	1.17%	-17.62%
2010	1.40%	2,591	15.605047	40,433	0.35%	27.43%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	1.40%	6,027	16.481222	99,332	0.05%	8.88%
2013	1.40%	6,435	15.137354	97,409	0.20%	28.85%
2012	1.40%	6,454	11.748084	75,822	0.09%	13.90%
2011	1.40%	6,032	10.314322	62,216	0.13%	-6.84%
2010	1.40%	7,405	11.071586	81,985	0.74%	22.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	1.40%	4,468	$8.750506	$39,097	1.05%	9.90%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.40%	468	12.232045	5,725	0.16%	12.86%

2014	Contract owners equity:				$3,345,624
2013	Contract owners equity:				$3,249,971
2012	Contract owners equity:				$2,661,587
2011	Contract owners equity:				$2,540,210
2010	Contract owners equity:				$2,766,988

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.